UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2010
                                                 --------------

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Corriente Advisors, LLC
Address:     201 Main Street
             Suite 1800
             Fort Worth, TX  76102


Form 13F File Number:     28-12875
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Haddaway
Title:     President
Phone:     (817) 870-0455

Signature, Place and Date of Signing:


 /s/ James Haddaway                Fort Worth, TX               May 17, 2010
 --------------------              --------------               ------------
     [Signature]                   [City, State]                   [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                               ---------------------------------

Form 13F Information Table Entry Total:                        13
                                               ---------------------------------

Form 13F Information Table Value Total:                     $22,808
                                               ---------------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None



                                                          CORRIENTE ADVISORS, LLC
                                                                  FORM 13F
                                                       Quarter Ended March 31, 2010

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                                                        VALUE        SHR      SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
ISSUER                          CLASS      CUSIP      (X$1,000)    PRN/AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
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AMERICAN CAP LTD                 COM     02503Y103      2,286       450,000    SH           SOLE               450,000
AMERICAN INTL GROUP INC        COM NEW   026874784      1,024        30,000    SH           SOLE                30,000
CITIGROUP INC                    COM     172967101      4,050     1,000,000    SH           SOLE             1,000,000
FEDERAL HOME LN MTG CORP         COM     313400301      1,475     1,161,277    SH           SOLE             1,161,277
FEDERAL NATL MTG ASSN            COM     313586109      1,470     1,400,000    SH           SOLE             1,400,000
GENERAL ELECTRIC CO              COM     369604103        364        20,000    SH           SOLE                20,000
HEINZ H J CO                     COM     423074103      1,824        40,000    SH           SOLE                40,000
HOLOGIC INC                      COM     436440101        927        50,000    SH           SOLE                50,000
LAS VEGAS SANDS CORP             COM     517834107      1,058        50,000    SH           SOLE                50,000
MCDONALDS CORP                   COM     580135101      3,336        50,000    SH           SOLE                50,000
MGM MIRAGE                       COM     552953101        600        50,000    SH           SOLE                50,000
STRATEGIC HOTELS & RESORTS I     COM     86272T106         43        10,000    SH           SOLE                10,000
WENDYS ARBYS GROUP INC           COM     950587105      4,351       870,119    SH           SOLE               870,119
